Summary of Significant Accounting Policies and Critical Accounting Estimates - Narrative (Details) $ in Thousands	12 Months Ended			24 Months Ended	36 Months Ended
	Dec. 31, 2017 USD ($) segment reporting_unit	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)
Significant Accounting Policies [Line Items]
Net gain (loss) on foreign currency transactions	$ (3,300)	$ 100	$ (500)
Number of operating segments | segment	1
Number of reporting units | reporting_unit	1
Consigned inventory (amount less than)	$ 2,000			$ 2,000	$ 2,000
Standard product warranty term	1 year
Shipping and handling costs	$ 28,600	26,500	26,200
Advertising costs	7,200	8,400	7,200
Write-offs of accounts receivable	3,200	1,600	2,000
Provisions for doubtful accounts	3,100	2,100	2,100
Intangible asset impairments		21,423
Disposals of goodwill	0	2,650
Impairment of cost method investment	5,100		2,200
Other income (expense)
Significant Accounting Policies [Line Items]
Impairment of cost method investment	$ 5,100
Other income (expense) | Hombrechtikon Systems Engineering AG
Significant Accounting Policies [Line Items]
Impairment of equity method investment		8,300
Cost of sales
Significant Accounting Policies [Line Items]
Intangible asset impairments		10,300
General and administrative, restructuring, integration and other
Significant Accounting Policies [Line Items]
Intangible asset impairments		11,100
Intangible Asset Abandonment Charges
Significant Accounting Policies [Line Items]
Intangible asset impairments			200
Asset Impairment
Significant Accounting Policies [Line Items]
Restructuring charges		10,900
Asset Impairment | Cost of sales
Significant Accounting Policies [Line Items]
Restructuring charges		100
Asset Impairment | General and administrative, restructuring, integration and other
Significant Accounting Policies [Line Items]
Restructuring charges		10,800	$ 3,100
Minimum
Significant Accounting Policies [Line Items]
Estimated useful life of assets	3 years
Minimum | Instrumentation
Significant Accounting Policies [Line Items]
Estimated useful life of assets	3 years
Maximum
Significant Accounting Policies [Line Items]
Estimated useful life of assets	40 years
Maximum | Instrumentation
Significant Accounting Policies [Line Items]
Estimated useful life of assets	5 years
Net Sales | Consumable Products | Minimum
Significant Accounting Policies [Line Items]
Percentage of net sales	79.00%
Net Sales | Consumable Products | Maximum
Significant Accounting Policies [Line Items]
Percentage of net sales	80.00%
Net Sales | Related Products | Minimum
Significant Accounting Policies [Line Items]
Percentage of net sales					7.00%
Net Sales | Related Products | Maximum
Significant Accounting Policies [Line Items]
Percentage of net sales					8.00%
Net Sales | Instrumentation | Minimum
Significant Accounting Policies [Line Items]
Percentage of net sales					12.00%
Net Sales | Instrumentation | Maximum
Significant Accounting Policies [Line Items]
Percentage of net sales					13.00%
VSOE
Significant Accounting Policies [Line Items]
Estimated useful lives finite intangible assets	1 year
Patents | Minimum
Significant Accounting Policies [Line Items]
Estimated useful lives finite intangible assets	1 year
Patents | Maximum
Significant Accounting Policies [Line Items]
Estimated useful lives finite intangible assets	20 years
2016 Restructuring
Significant Accounting Policies [Line Items]
Disposals of goodwill		2,600
Restructuring charges	$ 19,740	79,099		98,839
2016 Restructuring | Hombrechtikon Systems Engineering AG
Significant Accounting Policies [Line Items]
Impairment of equity method investment		8,300
2016 Restructuring | Cost of sales
Significant Accounting Policies [Line Items]
Restructuring charges	1,379	11,960
2016 Restructuring | General and administrative, restructuring, integration and other
Significant Accounting Policies [Line Items]
Restructuring charges	18,361	56,193
2016 Restructuring | Asset Impairment
Significant Accounting Policies [Line Items]
Restructuring charges	0	44,399		$ 44,399
2016 Restructuring | Asset Impairment | Cost of sales
Significant Accounting Policies [Line Items]
Restructuring charges	0	10,490
2016 Restructuring | Asset Impairment | General and administrative, restructuring, integration and other
Significant Accounting Policies [Line Items]
Restructuring charges	$ 0	$ 22,963